Consolidated Balance Sheets (Parenthetical) - SFr / shares	Dec. 31, 2018	Dec. 31, 2017
Consolidated Balance Sheets
Common stock, par value (in dollars per share)	SFr 0.12	SFr 0.12
Common stock, shares issued (in shares)	2,168,148,264	2,168,148,264
Treasury stock (in shares)	36,185,858	29,541,775